Fees and Expenses - EMERALD GROWTH FUND	Jul. 10, 2026 USD ($)
Prospectus [Line Items]
Expense Breakpoint Discounts [Text]	You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expense Example Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial intermediary, in the section “SHAREHOLDER INFORMATION” starting from page 23 of the Prospectus and the section “PURCHASE AND REDEMPTION INFORMATION” starting from page 38 of the Fund’s statement of additional information (the “SAI”). In addition, please see Appendix A - Intermediary Sales Charge Waivers and Discounts.